JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 101.6%
Argentina — 0.2%
MercadoLibre, Inc.*	4	7,097

Brazil — 4.9%
Atacadao SA*	1,641	5,715
B3 SA - Brasil Bolsa Balcao	559	6,119
Banco Bradesco SA (Preference)*	909	4,097
BB Seguridade Participacoes SA	1,120	5,668
Cia Brasileira de Distribuicao	244	3,358
Gerdau SA (Preference)	1,807	7,675
Itau Unibanco Holding SA (Preference)	2,898	15,028
Itausa SA (Preference)	2,647	5,138
Localiza Rent a Car SA*	611	7,123
Lojas Renner SA	1,223	9,325
Magazine Luiza SA	1,696	7,788
Petroleo Brasileiro SA (Preference)	5,268	25,805
Raia Drogasil SA	1,879	8,551
Suzano SA*	898	10,166
Telefonica Brasil SA	298	2,455
TIM SA, ADR*	423	5,088
Vale SA, ADR	1,822	29,421

		158,520

Chile — 0.3%
Banco Santander Chile, ADR	281	5,676
Cencosud SA	1,312	2,276
Cia Cervecerias Unidas SA, ADR(a)	107	1,764

		9,716

China — 41.7%
51job, Inc., ADR*	66	4,338
Alibaba Group Holding Ltd.*	6,434	204,186
Amoy Diagnostics Co. Ltd., Class A	225	2,594
Autobio Diagnostics Co. Ltd., Class A	343	7,020
Baidu, Inc., ADR*	94	22,139
Bank of China Ltd., Class H	21,871	7,403
Baoshan Iron & Steel Co. Ltd., Class A	8,970	9,109
BeiGene Ltd., ADR*	47	15,018
Bilibili, Inc., ADR*(a)	111	12,668
BOE Technology Group Co. Ltd., Class A	9,174	8,752
Chacha Food Co. Ltd., Class A	721	6,952
China Conch Venture Holdings Ltd.	1,198	5,694
China Construction Bank Corp., Class H	47,471	35,955
China CYTS Tours Holding Co. Ltd., Class A	1,592	2,451
China Gas Holdings Ltd.	3,355	11,809
China Lesso Group Holdings Ltd.	2,774	4,602
China Life Insurance Co. Ltd., Class H	5,613	11,921
China Merchants Bank Co. Ltd., Class H	3,577	27,388
China Molybdenum Co. Ltd., Class H	11,058	6,952
China Oilfield Services Ltd., Class H	3,016	3,320
China Pacific Insurance Group Co. Ltd., Class H	3,275	13,488
China Resources Land Ltd.	2,352	9,307
China Shenhua Energy Co. Ltd., Class H	4,131	7,630
China Vanke Co. Ltd., Class H	2,115	7,568
Contemporary Amperex Technology Co. Ltd., Class A	122	6,633
Country Garden Services Holdings Co. Ltd.	1,144	9,298
Dada Nexus Ltd., ADR*	118	4,861
ENN Energy Holdings Ltd.	615	9,485
GDS Holdings Ltd., ADR*(a)	66	6,859
Greentown Service Group Co. Ltd.(b)	2,950	3,318
Haier Smart Home Co. Ltd., Class H*	2,869	11,877
Hangzhou Tigermed Consulting Co. Ltd., Class A	13	342
Hangzhou Tigermed Consulting Co. Ltd., Class H*(b)	347	7,624
Huazhu Group Ltd.*	149	7,137
Hundsun Technologies, Inc., Class A	407	6,102
Industrial & Commercial Bank of China Ltd., Class H	28,819	18,383
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,173	8,019
Innovent Biologics, Inc.*(b)	1,242	14,118
iQIYI, Inc., ADR*(a)	131	2,871
JD.com, Inc., Class A*	865	38,365
Jiangsu Hengrui Medicine Co. Ltd., Class A	701	11,238
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	598	6,214
Kingdee International Software Group Co. Ltd.*	3,095	12,398
Kingsoft Corp. Ltd.	1,539	11,863
Kunlun Energy Co. Ltd.	5,514	4,699
Kweichow Moutai Co. Ltd., Class A	59	19,458
Laobaixing Pharmacy Chain JSC, Class A	144	1,614
Longfor Group Holdings Ltd.(b)	1,890	10,643
Luxshare Precision Industry Co. Ltd., Class A	866	7,080
Meituan Dianping, Class B*(b)	1,673	77,159
NetEase, Inc.	654	14,910
NetEase, Inc., ADR	99	11,413
New Oriental Education & Technology Group, Inc., ADR*	101	16,996
NIO, Inc., ADR*	402	22,915
Pharmaron Beijing Co. Ltd., Class H(b)	221	4,230
PICC Property & Casualty Co. Ltd., Class H	6,988	5,076
Pinduoduo, Inc., ADR*	164	27,187

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Ping An Bank Co. Ltd., Class A	3,047	10,887
Ping An Insurance Group Co. of China Ltd., Class H	3,309	38,973
Poly Developments and Holdings Group Co. Ltd., Class A	2,640	5,636
Postal Savings Bank of China Co. Ltd., Class H(b)	17,105	12,204
Sangfor Technologies, Inc., Class A	192	8,822
Shanghai Liangxin Electrical Co. Ltd., Class A	694	3,213
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	145	10,038
Shenzhou International Group Holdings Ltd.	356	6,948
Silergy Corp.	86	8,019
Sunny Optical Technology Group Co. Ltd.	739	19,311
Tencent Holdings Ltd.	2,446	217,902
Tianma Microelectronics Co. Ltd., Class A	1,829	4,533
Trip.com Group Ltd., ADR*	115	3,675
Wanhua Chemical Group Co. Ltd., Class A	599	10,349
WuXi AppTec Co. Ltd., Class H(b)	598	14,216
Wuxi Biologics Cayman, Inc.*(b)	1,907	26,695
Xiaomi Corp., Class B*(b)	6,207	23,180
Yum China Holdings, Inc.	226	12,800
Yunnan Energy New Material Co. Ltd.	279	5,677
Zai Lab Ltd., ADR*	85	13,550
Zhejiang Chint Electrics Co. Ltd., Class A	1,009	5,773
Zhejiang Expressway Co. Ltd., Class H	3,232	2,614
Zhongji Innolight Co. Ltd., Class A	593	4,749

		1,338,413

Colombia — 0.1%
Ecopetrol SA, ADR	417	4,748

Czech Republic — 0.1%
Moneta Money Bank A/S*(b)	1,118	3,798

Greece — 0.3%
Hellenic Telecommunications Organization SA	348	5,058
OPAP SA	421	5,155

		10,213

Hong Kong — 0.3%
Hutchison China MediTech Ltd., ADR*	117	3,731
Techtronic Industries Co. Ltd.	450	6,715

		10,446

Hungary — 0.4%
OTP Bank Nyrt.*	242	11,051
Richter Gedeon Nyrt.	102	2,874

		13,925

India — 8.8%
Axis Bank Ltd.*	1,946	17,635
Britannia Industries Ltd.	211	10,103
Eicher Motors Ltd.	112	4,207
HDFC Bank Ltd., ADR*	116	8,375
HDFC Life Insurance Co. Ltd.*(b)	807	7,487
Hindalco Industries Ltd.	1,440	4,431
Hindustan Unilever Ltd.	611	18,915
Housing Development Finance Corp. Ltd.	936	30,424
Infosys Ltd., ADR	1,865	31,476
Kotak Mahindra Bank Ltd.*	683	16,010
Larsen & Toubro Ltd.	500	9,113
Maruti Suzuki India Ltd.	127	12,496
NTPC Ltd.	4,317	5,249
Oil & Natural Gas Corp. Ltd.	4,925	5,937
Petronet LNG Ltd.	2,018	6,546
Power Grid Corp. of India Ltd.	3,017	7,613
Reliance Industries Ltd.	1,347	33,890
Shriram Transport Finance Co. Ltd.	555	9,793
Tata Consultancy Services Ltd.	409	17,414
UltraTech Cement Ltd.	158	11,535
United Spirits Ltd.*	1,007	7,972
UPL Ltd.	973	7,469

		284,090

Indonesia — 1.3%
Bank Central Asia Tbk. PT	7,010	16,861
Bank Rakyat Indonesia Persero Tbk. PT	41,178	12,208
Telkom Indonesia Persero Tbk. PT	57,085	12,617

		41,686

Malaysia — 0.8%
CIMB Group Holdings Bhd.	3,465	3,284
Petronas Chemicals Group Bhd.	3,624	5,992
Public Bank Bhd.	9,099	9,412
Tenaga Nasional Bhd.	2,001	4,766
Top Glove Corp. Bhd.	1,261	2,097

		25,551

Mexico — 2.3%
America Movil SAB de CV, Series L(a)	24,494	16,310
Fomento Economico Mexicano SAB de CV, ADR	129	8,754
Grupo Aeroportuario del Sureste SAB de CV, Class B*(a)	386	6,074
Grupo Financiero Banorte SAB de CV, Class O*	2,241	11,162
Grupo Mexico SAB de CV, Series B	2,563	11,061
Kimberly-Clark de Mexico SAB de CV, Class A(a)	3,224	5,664
Wal-Mart de Mexico SAB de CV	4,929	14,034

		73,059

Peru — 0.3%
Credicorp Ltd.	72	10,883

Philippines — 0.4%
Ayala Corp.	229	3,655
Ayala Land, Inc.	5,369	4,193
International Container Terminal Services, Inc.	1,360	3,348

		11,196

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Poland — 0.8%
Allegro.eu SA*(b)	316	6,242
CD Projekt SA*(a)	104	8,451
Dino Polska SA*(b)	91	6,365
Powszechny Zaklad Ubezpieczen SA*	649	5,178

		26,236

Qatar — 0.3%
Qatar National Bank QPSC	1,768	8,735

Russia — 3.6%
Alrosa PJSC	6,806	8,938
Gazprom PJSC, ADR	1,612	8,963
LUKOIL PJSC, ADR	306	21,676
Magnitogorsk Iron & Steel Works PJSC	9,292	6,331
MMC Norilsk Nickel PJSC, ADR	250	8,037
Moscow Exchange MICEX-RTS PJSC	4,118	8,514
Moscow Exchange MICEX-RTS PJSC	56	116
Novolipetskiy Metallurgicheskiy Kombinat PAO	1,327	3,672
Sberbank of Russia PJSC, ADR	1,659	22,742
Severstal PAO, GDR(b)	523	8,741
Tatneft PJSC, ADR	234	9,069
X5 Retail Group NV, GDR(b)	213	7,518

		114,317

Saudi Arabia — 2.1%
Al Rajhi Bank	921	17,891
Alinma Bank*	1,460	6,354
Almarai Co. JSC	344	4,939
Bupa Arabia for Cooperative Insurance Co.*	77	2,400
National Commercial Bank	1,251	14,381
Saudi Basic Industries Corp.	352	9,612
Saudi Telecom Co.	326	9,833
Savola Group (The)	286	2,994

		68,404

Singapore — 0.1%
BOC Aviation Ltd.(b)	314	2,556

South Africa — 4.1%
Absa Group Ltd.	998	7,483
Bid Corp. Ltd.	388	6,449
Bidvest Group Ltd. (The)	736	7,591
Capitec Bank Holdings Ltd.*	106	9,747
Clicks Group Ltd.	454	7,455
FirstRand Ltd.(a)	3,889	12,214
Gold Fields Ltd., ADR	194	1,806
Impala Platinum Holdings Ltd.	479	6,462
MTN Group Ltd.	1,609	6,640
Naspers Ltd., Class N	187	43,216
Pick n Pay Stores Ltd.	932	3,281
Sanlam Ltd.	1,559	5,940
SPAR Group Ltd. (The)	562	7,214
Vodacom Group Ltd.	584	4,763

		130,261

South Korea — 13.8%
BGF retail Co. Ltd.*	16	2,408
Celltrion, Inc.*	19	5,510
Hana Financial Group, Inc.	206	6,009
Hankook Tire & Technology Co. Ltd.*	189	6,916
Hanon Systems	374	5,562
Hyundai Glovis Co. Ltd.	29	4,879
Hyundai Mobis Co. Ltd.*	44	12,560
Hyundai Motor Co.	53	10,742
Kia Motors Corp.	114	8,390
KIWOOM Securities Co. Ltd.*	37	4,670
LG Chem Ltd.	32	26,271
LG Household & Health Care Ltd.	9	12,433
Lotte Chemical Corp.*	14	3,359
Mando Corp.*	129	7,965
NAVER Corp.	73	22,376
NCSoft Corp.*	15	12,814
POSCO	66	14,404
Samsung Electronics Co. Ltd.	2,412	176,359
Samsung Fire & Marine Insurance Co. Ltd.	57	8,595
Samsung SDI Co. Ltd.	11	7,225
Shinhan Financial Group Co. Ltd.	338	9,271
SK Holdings Co. Ltd.	20	5,658
SK Hynix, Inc.	318	34,721
SK Innovation Co. Ltd.*	56	14,030
SK Telecom Co. Ltd.	41	8,901
S-Oil Corp.*	176	10,763

		442,791

Taiwan — 12.5%
Accton Technology Corp.	1,081	10,377
Advantech Co. Ltd.	757	9,330
ASE Technology Holding Co. Ltd.	3,514	11,571
Chailease Holding Co. Ltd.	2,037	11,260
CTBC Financial Holding Co. Ltd.	4,285	2,903
Delta Electronics, Inc.	1,717	17,283
E.Sun Financial Holding Co. Ltd.	2,227	1,877
Eclat Textile Co. Ltd.	529	7,644
Feng TAY Enterprise Co. Ltd.	511	3,268
Formosa Petrochemical Corp.	2,195	6,965
Formosa Plastics Corp.	2,174	6,751
Fubon Financial Holding Co. Ltd.	6,566	10,661
Global Unichip Corp.	330	4,641
Globalwafers Co. Ltd.	229	5,031
Hiwin Technologies Corp.	804	11,346
Hon Hai Precision Industry Co. Ltd.	1,854	7,374
Inventec Corp.	2,824	2,345
MediaTek, Inc.	222	6,934
Nanya Technology Corp.	1,663	4,730
Nien Made Enterprise Co. Ltd.	332	4,370
Quanta Computer, Inc.	2,257	6,493
Realtek Semiconductor Corp.	721	11,598
Sea Ltd., ADR*	17	3,698
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	516	62,664
Taiwan Semiconductor Manufacturing Co. Ltd.	6,838	144,510

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Uni-President Enterprises Corp.	4,125	10,013
Vanguard International Semiconductor Corp.	1,157	4,593
Wiwynn Corp.	212	6,225
Yuanta Financial Holding Co. Ltd.	6,131	4,346

		400,801

Tanzania, United Republic of — 0.2%
AngloGold Ashanti Ltd., ADR	222	5,220

Thailand — 1.6%
Airports of Thailand PCL	3,648	7,222
Kasikornbank PCL	1,596	6,711
Kasikornbank PCL, NVDR	361	1,522
Minor International PCL*	5,084	4,197
PTT Exploration & Production PCL	2,964	10,178
PTT PCL	4,811	6,036
Siam Cement PCL (The) (Registered)	627	7,899
Thai Oil PCL	3,696	6,680

		50,445

Turkey — 0.2%
BIM Birlesik Magazalar A/S	755	7,428

United Arab Emirates — 0.1%
Emaar Properties PJSC*	3,907	4,031

TOTAL COMMON STOCKS (Cost $2,423,437)		3,264,566

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 0.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(c)(d) (Cost $5,216)	5,213	5,216

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.3%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.17%(c)(d)	27,993	27,996
JPMorgan U.S. Government Money Market Fund
Class IM Shares, 0.03%(c)(d)	13,281	13,281

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $41,277)		41,277

TOTAL SHORT-TERM INVESTMENTS (Cost $46,493)		46,493

Total Investments — 103.1% (Cost $2,469,930)		3,311,059
Liabilities in Excess of Other Assets — (3.1)%		(98,590)

Net Assets — 100.0%		3,212,469

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Internet & Direct Marketing Retail	12.4%
Banks	11.4
Semiconductors & Semiconductor Equipment	9.0
Interactive Media & Services	7.9
Technology Hardware, Storage & Peripherals	6.8
Oil, Gas & Consumable Fuels	5.4
Metals & Mining	4.0
Insurance	3.5
Food & Staples Retailing	2.5
Electronic Equipment, Instruments & Components	2.2
Chemicals	2.1
Entertainment	2.0
Automobiles	1.8
IT Services	1.7
Life Sciences Tools & Services	1.6
Biotechnology	1.5
Food Products	1.5
Wireless Telecommunication Services	1.3
Real Estate Management & Development	1.3
Software	1.2
Beverages	1.1
Auto Components	1.0
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	14.4
Short-Term Investments	1.4

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $37,405,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$7,097	$—	$—	$7,097
Brazil	158,520	—	—	158,520
Chile	9,716	—	—	9,716
China	192,380	1,146,033	—	1,338,413
Colombia	4,748	—	—	4,748
Czech Republic	—	3,798	—	3,798
Greece	—	10,213	—	10,213
Hong Kong	3,731	6,715	—	10,446
Hungary	—	13,925	—	13,925
India	39,851	244,239	—	284,090
Indonesia	—	41,686	—	41,686
Malaysia	—	25,551	—	25,551
Mexico	73,059	—	—	73,059
Peru	10,883	—	—	10,883
Philippines	—	11,196	—	11,196
Poland	6,242	19,994	—	26,236
Qatar	—	8,735	—	8,735
Russia	59,266	55,051	—	114,317
Saudi Arabia	—	68,404	—	68,404
Singapore	—	2,556	—	2,556
South Africa	16,475	113,786	—	130,261
South Korea	—	442,791	—	442,791
Taiwan	66,362	334,439	—	400,801
Tanzania, United Republic of	5,220	—	—	5,220
Thailand	28,277	22,168	—	50,445
Turkey	—	7,428	—	7,428
United Arab Emirates	—	4,031	—	4,031

Total Common Stocks	681,827	2,582,739	—	3,264,566

Short-Term Investments
Investment Companies	5,216	—	—	5,216
Investment of Cash Collateral from Securities Loaned	41,277	—	—	41,277

Total Short-Term Investments	46,493	—	—	46,493

Total Investments in Securities	$728,320	$2,582,739	$—	$3,311,059

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$12,125	$281,647	$288,551	$(5)	$—	$5,216	5,213	$4		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	15,995	122,001	110,000	(1)	1	27,996	27,993	13		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,093	53,378	42,190	—	—	13,281	13,281	—	(c)	—

Total	$30,213	$457,026	$440,741	$(6)	$1	$46,493		$17		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.